UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
EQUITY INDEX PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited)
September 30, 2008

Shares	Security	Value

COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 8.4%
Auto Components — 0.2%
19,420	Goodyear Tire & Rubber Co. *	$297,320
50,131	Johnson Controls Inc.	1,520,473

	Total Auto Components	1,817,793

Automobiles — 0.3%
194,524	Ford Motor Co. *	1,011,525
47,563	General Motors Corp.	449,470
20,215	Harley-Davidson Inc.	754,020

	Total Automobiles	2,215,015

Distributors — 0.1%
13,147	Genuine Parts Co.	528,641

Diversified Consumer Services — 0.1%
8,193	Apollo Group Inc., Class A Shares *	485,845
27,893	H&R Block Inc.	634,566

	Total Diversified Consumer Services	1,120,411

Hotels, Restaurants & Leisure — 1.3%
36,710	Carnival Corp.	1,297,698
11,547	Darden Restaurants Inc.	330,591
25,171	International Game Technology	432,438
24,665	Marriott International Inc., Class A Shares	643,510
94,700	McDonald’s Corp.	5,842,990
60,615	Starbucks Corp. *	901,345
15,365	Starwood Hotels & Resorts Worldwide Inc.	432,371
14,071	Wyndham Worldwide Corp.	221,055
39,562	Yum! Brands Inc.	1,290,117

	Total Hotels, Restaurants & Leisure	11,392,115

Household Durables — 0.5%
5,037	Black & Decker Corp.	305,998
11,121	Centex Corp.	180,160
24,752	D.R. Horton Inc.	322,271
12,655	Fortune Brands Inc.	725,891
4,712	Harman International Industries Inc.	160,538
6,652	KB HOME	130,911
13,746	Leggett & Platt Inc.	299,525
13,424	Lennar Corp., Class A Shares	203,911
22,504	Newell Rubbermaid Inc.	388,419
19,517	Pulte Homes Inc.	272,652
4,776	Snap-on Inc.	251,504
6,540	Stanley Works	272,980
6,128	Whirlpool Corp.	485,889

	Total Household Durables	4,000,649

Internet & Catalog Retail — 0.3%
26,837	Amazon.com Inc. *	1,952,660
17,643	Expedia Inc. *	266,586

	Total Internet & Catalog Retail	2,219,246

Leisure Equipment & Products — 0.1%
24,213	Eastman Kodak Co.	372,396
10,306	Hasbro Inc.	357,824
29,156	Mattel Inc.	525,974

	Total Leisure Equipment & Products	1,256,194

Media — 2.6%
57,012	CBS Corp., Class B Shares	831,235
246,562	Comcast Corp., Class A Shares	4,840,012
46,776	DIRECTV Group Inc. *	1,224,128
20,832	Gannett Co. Inc.	352,269
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Media — 2.6% (continued)
39,032	Interpublic Group of Cos. Inc. *	$302,498
26,955	McGraw-Hill Cos. Inc.	852,047
3,124	Meredith Corp.	87,597
10,495	New York Times Co., Class A Shares	149,973
193,385	News Corp., Class A Shares	2,318,686
27,151	Omnicom Group Inc.	1,046,943
7,719	Scripps Networks Interactive, Class A Shares	280,277
300,997	Time Warner Inc.	3,946,071
52,876	Viacom Inc., Class B Shares *	1,313,440
157,640	Walt Disney Co.	4,837,972
496	Washington Post Co., Class B Shares	276,153

	Total Media	22,659,301

Multiline Retail — 0.8%
6,874	Big Lots Inc. *	191,303
5,000	Dillard’s Inc., Class A Shares	59,000
12,615	Family Dollar Stores Inc.	298,976
18,779	J.C. Penney Co. Inc.	626,092
25,558	Kohl’s Corp. *	1,177,713
36,328	Macy’s Inc.	653,177
13,799	Nordstrom Inc.	397,687
4,841	Sears Holdings Corp. *	452,633
62,935	Target Corp.	3,086,962

	Total Multiline Retail	6,943,543

Specialty Retail — 1.6%
7,069	Abercrombie & Fitch Co., Class A Shares	278,872
9,825	AutoNation Inc. *	110,433
3,371	AutoZone Inc. *	415,779
21,865	Bed Bath & Beyond Inc. *	686,780
28,170	Best Buy Co. Inc.	1,056,375
13,459	GameStop Corp., Class A Shares *	460,432
37,972	Gap Inc.	675,142
143,792	Home Depot Inc.	3,722,775
23,528	Limited Brands Inc.	407,505
123,135	Lowe’s Cos. Inc.	2,917,068
23,258	Office Depot Inc. *	135,362
10,268	RadioShack Corp.	177,431
8,216	Sherwin-Williams Co.	469,627
58,303	Staples Inc.	1,311,817
10,428	Tiffany & Co.	370,403
34,425	TJX Cos. Inc.	1,050,651

	Total Specialty Retail	14,246,452

Textiles, Apparel & Luxury Goods — 0.5%
28,017	Coach Inc. *	701,546
7,089	Jones Apparel Group Inc.	131,217
8,641	Liz Claiborne Inc.	141,971
32,960	NIKE Inc., Class B Shares	2,205,024
4,673	Polo Ralph Lauren Corp.	311,409
7,132	V.F. Corp.	551,375

	Total Textiles, Apparel & Luxury Goods	4,042,542

	TOTAL CONSUMER DISCRETIONARY	72,441,902

CONSUMER STAPLES — 12.0%
Beverages — 2.8%
60,408	Anheuser-Busch Cos. Inc.	3,919,271
6,646	Brown-Forman Corp., Class B Shares	477,249
167,006	Coca-Cola Co.	8,831,277
25,815	Coca-Cola Enterprises Inc.	432,917
15,898	Constellation Brands Inc., Class A Shares *	341,171
12,293	Molson Coors Brewing Co., Class B Shares	574,698
11,098	Pepsi Bottling Group Inc.	323,729
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Beverages — 2.8% (continued)
131,522	PepsiCo Inc.	$9,373,573

	Total Beverages	24,273,885

Food & Staples Retailing — 2.9%
36,522	Costco Wholesale Corp.	2,371,374
120,571	CVS Corp.	4,058,420
55,019	Kroger Co.	1,511,922
37,177	Safeway Inc.	881,838
17,997	SUPERVALU Inc.	390,535
50,292	Sysco Corp.	1,550,502
188,385	Wal-Mart Stores Inc.	11,282,378
83,162	Walgreen Co.	2,574,696
12,348	Whole Foods Market Inc.	247,330

	Total Food & Staples Retailing	24,868,995

Food Products — 1.7%
52,411	Archer-Daniels-Midland Co.	1,148,325
17,173	Campbell Soup Co.	662,878
37,448	ConAgra Foods Inc.	728,738
12,420	Dean Foods Co. *	290,131
28,245	General Mills Inc.	1,940,997
26,237	H.J. Heinz Co.	1,311,063
14,306	Hershey Co.	565,659
20,343	Kellogg Co.	1,141,242
126,260	Kraft Foods Inc., Class A Shares	4,135,015
10,303	McCormick & Co. Inc., Non Voting Shares	396,150
56,851	Sara Lee Corp.	718,028
24,817	Tyson Foods Inc., Class A Shares	296,315
17,673	Wm. Wrigley Jr. Co.	1,403,236

	Total Food Products	14,737,777

Household Products — 2.7%
11,174	Clorox Co.	700,498
42,412	Colgate-Palmolive Co.	3,195,744
34,883	Kimberly-Clark Corp.	2,261,814
251,516	Procter & Gamble Co.	17,528,150

	Total Household Products	23,686,206

Personal Products — 0.2%
35,765	Avon Products Inc.	1,486,751
9,437	Estee Lauder Cos. Inc., Class A Shares	471,001

	Total Personal Products	1,957,752

Tobacco — 1.7%
173,041	Altria Group Inc.	3,433,133
14,500	Lorillard Inc.	1,031,675
173,165	Philip Morris International Inc.	8,329,237
14,180	Reynolds American Inc.	689,432
12,217	UST Inc.	812,919

	Total Tobacco	14,296,396

	TOTAL CONSUMER STAPLES	103,821,011

ENERGY — 13.2%
Energy Equipment & Services — 2.6%
25,896	Baker Hughes Inc.	1,567,744
24,285	BJ Services Co.	464,572
17,745	Cameron International Corp. *	683,892
12,242	ENSCO International Inc.	705,506
73,667	Halliburton Co.	2,386,074
23,997	Nabors Industries Ltd. *	598,005
34,334	National-Oilwell Varco Inc. *	1,724,597
22,119	Noble Corp.	971,024
9,756	Rowan Cos. Inc.	298,046
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Energy Equipment & Services — 2.6% (continued)
100,780	Schlumberger Ltd.	$7,869,910
17,743	Smith International Inc.	1,040,450
26,802	Transocean Inc. *	2,943,932
57,182	Weatherford International Ltd. *	1,437,556

	Total Energy Equipment & Services	22,691,308

Oil, Gas & Consumable Fuels — 10.6%
39,055	Anadarko Petroleum Corp.	1,894,558
28,098	Apache Corp.	2,930,060
8,671	Cabot Oil & Gas Corp.	313,370
43,542	Chesapeake Energy Corp.	1,561,416
172,600	Chevron Corp.	14,236,048
127,506	ConocoPhillips	9,339,815
15,962	CONSOL Energy Inc.	732,496
37,121	Devon Energy Corp.	3,385,435
58,411	El Paso Corp.	745,324
20,859	EOG Resources Inc.	1,866,046
432,074	Exxon Mobil Corp.	33,554,867
23,779	Hess Corp.	1,951,780
59,275	Marathon Oil Corp.	2,363,294
7,017	Massey Energy Co.	250,296
15,995	Murphy Oil Corp.	1,025,919
13,935	Noble Energy Inc.	774,647
68,645	Occidental Petroleum Corp.	4,836,040
23,293	Peabody Energy Corp.	1,048,185
10,304	Pioneer Natural Resources Co.	538,693
13,583	Range Resources Corp.	582,303
29,112	Southwestern Energy Co. *	889,081
51,756	Spectra Energy Corp.	1,231,793
9,776	Sunoco Inc.	347,830
11,629	Tesoro Corp.	191,762
43,952	Valero Energy Corp.	1,331,746
48,303	Williams Cos. Inc.	1,142,366
46,150	XTO Energy Inc.	2,146,898

	Total Oil, Gas & Consumable Fuels	91,212,068

	TOTAL ENERGY	113,903,376

FINANCIALS — 15.7%
Capital Markets — 2.8%
17,391	American Capital Ltd.	443,644
18,254	Ameriprise Financial Inc.	697,303
96,284	Bank of New York Mellon Corp.	3,136,933
78,772	Charles Schwab Corp.	2,048,072
53,056	E*TRADE Financial Corp. *	148,557
6,282	Federated Investors Inc., Class B Shares	181,236
12,799	Franklin Resources Inc.	1,127,976
36,488	Goldman Sachs Group Inc.	4,670,464
32,700	Invesco Ltd.	686,046
14,557	Janus Capital Group Inc.	353,444
11,893	Legg Mason Inc.	452,647
128,660	Merrill Lynch & Co. Inc.	3,255,098
92,539	Morgan Stanley	2,128,397
18,980	Northern Trust Corp.	1,370,356
36,273	State Street Corp.	2,063,208
21,738	T. Rowe Price Group Inc.	1,167,548

	Total Capital Markets	23,930,929

Commercial Banks — 3.0%
46,164	BB&T Corp.	1,744,999
12,640	Comerica Inc.	414,466
48,517	Fifth Third Bancorp	577,352
19,573	First Horizon National Corp.	183,206
30,762	Huntington Bancshares Inc.	245,788
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Commercial Banks — 3.0% (continued)
43,686	KeyCorp	$521,611
6,481	M&T Bank Corp.	578,429
21,795	Marshall & Ilsley Corp.	439,169
63,952	National City Corp.	111,916
29,109	PNC Financial Services Group Inc.	2,174,442
58,372	Regions Financial Corp.	560,371
29,714	SunTrust Banks Inc.	1,336,833
146,353	U.S. Bancorp	5,271,635
181,367	Wachovia Corp.	634,785
277,990	Wells Fargo & Co.	10,432,965
9,634	Zions Bancorporation	372,836

	Total Commercial Banks	25,600,803

Consumer Finance — 0.7%
97,401	American Express Co.	3,450,917
31,566	Capital One Financial Corp.	1,609,866
40,023	Discover Financial Services	553,118
40,467	SLM Corp. *	499,363

	Total Consumer Finance	6,113,264

Diversified Financial Services — 5.0%
383,103	Bank of America Corp.	13,408,605
23,972	CIT Group Inc.	166,845
457,477	Citigroup Inc.	9,382,853
5,637	CME Group Inc.	2,094,202
6,849	IntercontinentalExchange Inc. *	552,577
309,065	JPMorgan Chase & Co.	14,433,317
14,824	Leucadia National Corp.	673,603
17,047	Moody’s Corp.	579,598
23,282	NYSE Euronext	912,189
21,772	Principal Financial Group Inc.	946,864

	Total Diversified Financial Services	43,150,653

Insurance — 2.8%
40,008	AFLAC Inc.	2,350,470
45,493	Allstate Corp.	2,098,137
225,896	American International Group Inc.	752,234
23,470	Aon Corp.	1,055,211
9,615	Assurant Inc.	528,825
30,291	Chubb Corp.	1,662,976
14,774	Cincinnati Financial Corp.	420,172
36,385	Genworth Financial Inc., Class A Shares	313,275
25,312	Hartford Financial Services Group Inc.	1,037,539
21,576	Lincoln National Corp.	923,668
30,831	Loews Corp.	1,217,516
43,089	Marsh & McLennan Cos. Inc.	1,368,507
16,426	MBIA Inc.	195,469
57,690	MetLife Inc.	3,230,640
56,489	Progressive Corp.	982,909
35,874	Prudential Financial Inc.	2,582,928
7,424	Torchmark Corp.	443,955
49,563	Travelers Cos. Inc.	2,240,248
30,008	Unum Group	753,201
28,104	XL Capital Ltd., Class A Shares	504,186

	Total Insurance	24,662,066

Real Estate Investment Trusts (REITs) — 1.3%
7,694	Apartment Investment and Management Co., Class A Shares	269,444
6,730	Avalonbay Communities Inc.	662,367
10,065	Boston Properties Inc.	942,688
14,466	CB Richard Ellis Group Inc., Class A Shares *	193,410
10,256	Developers Diversified Realty Corp.	325,013
22,761	Equity Residential	1,010,816
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.3% (continued)
17,909	General Growth Properties Inc.	$270,426
21,142	HCP Inc.	848,428
43,640	Host Hotels & Resorts Inc.	579,976
19,078	Kimco Realty Corp.	704,741
14,378	Plum Creek Timber Co. Inc.	716,887
22,050	ProLogis	910,004
10,533	Public Storage Inc.	1,042,872
18,916	Simon Property Group Inc.	1,834,852
11,704	Vornado Realty Trust	1,064,479

	Total Real Estate Investment Trusts (REITs)	11,376,403

Thrifts & Mortgage Finance — 0.1%
45,843	Hudson City Bancorp Inc.	845,803
10,507	MGIC Investment Corp.	73,864
50,789	Sovereign Bancorp Inc.	200,617

	Total Thrifts & Mortgage Finance	1,120,284

	TOTAL FINANCIALS	135,954,402

HEALTH CARE — 12.9%
Biotechnology — 1.7%
88,888	Amgen Inc. *	5,268,392
24,272	Biogen Idec Inc. *	1,220,639
38,215	Celgene Corp. *	2,418,245
22,137	Genzyme Corp. *	1,790,662
77,283	Gilead Sciences Inc. *	3,522,559

	Total Biotechnology	14,220,497

Health Care Equipment & Supplies — 2.6%
52,731	Baxter International Inc.	3,460,736
20,039	Becton, Dickinson & Co.	1,608,330
126,070	Boston Scientific Corp. *	1,546,879
8,267	C.R. Bard Inc.	784,290
42,232	Covidien Ltd.	2,270,392
13,126	Hospira Inc. *	501,413
3,155	Intuitive Surgical Inc. *	760,292
94,790	Medtronic Inc.	4,748,979
4,466	Millipore Corp. *	307,261
28,730	St. Jude Medical Inc. *	1,249,468
20,498	Stryker Corp.	1,277,025
34,678	Thermo Fisher Scientific Inc. *	1,907,290
10,108	Varian Medical Systems Inc. *	577,470
18,794	Zimmer Holdings Inc. *	1,213,341

	Total Health Care Equipment & Supplies	22,213,166

Health Care Providers & Services — 1.9%
39,241	Aetna Inc.	1,416,992
13,204	AmerisourceBergen Corp.	497,131
29,336	Cardinal Health Inc.	1,445,678
23,096	CIGNA Corp.	784,802
12,338	Coventry Health Care Inc. *	401,602
8,543	DaVita Inc. *	487,036
20,487	Express Scripts Inc. *	1,512,350
13,490	Humana Inc. *	555,788
9,250	Laboratory Corporation of America Holdings *	642,875
23,180	McKesson Corp.	1,247,316
41,839	Medco Health Solutions Inc. *	1,882,755
7,544	Patterson Cos. Inc. *	229,413
13,375	Quest Diagnostics Inc.	691,086
35,101	Tenet Healthcare Corp. *	194,811
102,071	UnitedHealth Group Inc.	2,591,583
42,958	WellPoint Inc. *	2,009,146

	Total Health Care Providers & Services	16,590,364

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Health Care Technology — 0.0%
14,790	IMS Health Inc.	$279,679

Life Sciences Tools & Services — 0.1%
14,053	Applied Biosystems Inc.	481,315
10,082	PerkinElmer Inc.	251,747
7,877	Waters Corp. *	458,284

	Total Life Sciences Tools & Services	1,191,346

Pharmaceuticals — 6.6%
129,374	Abbott Laboratories	7,449,355
25,835	Allergan Inc.	1,330,502
9,007	Barr Pharmaceuticals Inc. *	588,157
166,313	Bristol-Myers Squibb Co.	3,467,626
83,274	Eli Lilly & Co.	3,666,554
24,919	Forest Laboratories Inc. *	704,709
234,771	Johnson & Johnson	16,264,935
19,974	King Pharmaceuticals Inc. *	191,351
179,993	Merck & Co. Inc.	5,680,579
26,175	Mylan Inc. *	298,919
566,321	Pfizer Inc.	10,442,959
136,568	Schering-Plough Corp.	2,522,411
8,601	Watson Pharmaceuticals Inc. *	245,129
112,024	Wyeth	4,138,167

	Total Pharmaceuticals	56,991,353

	TOTAL HEALTH CARE	111,486,405

INDUSTRIALS — 10.9%
Aerospace & Defense — 2.1%
62,188	Boeing Co.	3,566,482
33,375	General Dynamics Corp.	2,457,067
10,537	Goodrich Corp.	438,339
62,541	Honeywell International Inc.	2,598,579
10,174	L-3 Communications Holdings Inc.	1,000,308
27,971	Lockheed Martin Corp.	3,067,580
28,357	Northrop Grumman Corp.	1,716,733
11,707	Precision Castparts Corp.	922,277
35,024	Raytheon Co.	1,874,134
13,026	Rockwell Collins Inc.	626,420

	Total Aerospace & Defense	18,267,919

Air Freight & Logistics — 1.0%
14,642	C.H. Robinson Worldwide Inc.	746,156
18,533	Expeditors International of Washington Inc.	645,690
25,916	FedEx Corp.	2,048,401
4,766	Ryder System Inc.	295,492
84,697	United Parcel Service Inc., Class B Shares	5,326,594

	Total Air Freight & Logistics	9,062,333

Airlines — 0.1%
59,031	Southwest Airlines Co.	856,540

Building Products — 0.1%
30,805	Masco Corp.	552,642

Commercial Services & Supplies — 0.4%
27,906	Allied Waste Industries Inc. *	310,036
8,902	Avery Dennison Corp.	395,961
10,634	Cintas Corp.	305,302
17,535	Pitney Bowes Inc.	583,214
16,611	R.R. Donnelley & Sons Co.	407,468
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2008

Shares	Security	Value

Commercial Services & Supplies — 0.4% (continued)
41,205	Waste Management Inc.	$1,297,545

	Total Commercial Services & Supplies	3,299,526

Construction & Engineering — 0.2%
14,843	Fluor Corp.	826,755
10,334	Jacobs Engineering Group Inc. *	561,240

	Total Construction & Engineering	1,387,995

Electrical Equipment — 0.4%
14,418	Cooper Industries Ltd., Class A Shares	575,999
66,019	Emerson Electric Co.	2,692,915
11,842	Rockwell Automation Inc.	442,180

	Total Electrical Equipment	3,711,094

Industrial Conglomerates — 3.7%
58,723	3M Co.	4,011,368
835,749	General Electric Co.	21,311,600
19,948	Textron Inc.	584,077
39,373	Tyco International Ltd.	1,378,842
81,017	United Technologies Corp.	4,865,881

	Total Industrial Conglomerates	32,151,768

Machinery — 1.6%
50,674	Caterpillar Inc.	3,020,170
16,613	Cummins Inc.	726,320
21,142	Danaher Corp.	1,467,255
35,571	Deere & Co.	1,760,765
15,781	Dover Corp.	639,920
13,909	Eaton Corp.	781,408
33,401	Illinois Tool Works Inc.	1,484,674
27,362	Ingersoll-Rand Co., Ltd., Class A Shares	852,888
14,942	ITT Industries Inc.	830,925
10,473	Manitowoc Co. Inc.	162,855
30,664	PACCAR Inc.	1,171,058
9,662	Pall Corp.	332,276
13,871	Parker Hannifin Corp.	735,163
7,898	Terex Corp. *	241,047

	Total Machinery	14,206,724

Professional Services — 0.1%
10,499	Equifax Inc.	361,691
10,428	Monster Worldwide Inc. *	155,481
13,538	Robert Half International Inc.	335,066

	Total Professional Services	852,238

Road & Rail — 1.1%
23,390	Burlington Northern Santa Fe Corp.	2,161,938
34,248	CSX Corp.	1,868,913
30,903	Norfolk Southern Corp.	2,046,088
42,776	Union Pacific Corp.	3,043,940

	Total Road & Rail	9,120,879

Trading Companies & Distributors — 0.1%
10,433	Fastenal Co.	515,286
5,220	W. W. Grainger Inc.	453,983

	Total Trading Companies & Distributors	969,269

	TOTAL INDUSTRIALS	94,438,927

INFORMATION TECHNOLOGY — 15.8%
Communications Equipment — 2.6%
7,032	Ciena Corp. *	70,883
497,227	Cisco Systems Inc. *	11,217,441
131,831	Corning Inc.	2,061,837
11,129	Harris Corp.	514,160
17,785	JDS Uniphase Corp. *	150,461
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Communications Equipment — 2.6% (continued)
46,743	Juniper Networks Inc. *	$984,875
189,808	Motorola Inc.	1,355,229
137,860	QUALCOMM Inc.	5,923,844
31,436	Tellabs Inc. *	127,630

	Total Communications Equipment	22,406,360

Computers & Peripherals — 4.4%
74,789	Apple Inc. *	8,500,518
146,425	Dell Inc. *	2,413,084
173,951	EMC Corp. *	2,080,454
205,753	Hewlett-Packard Co.	9,514,019
113,823	International Business Machines Corp.	13,312,738
7,211	Lexmark International Inc., Class A Shares *	234,862
27,505	NetApp Inc. *	501,416
10,497	QLogic Corp. *	161,234
19,468	SanDisk Corp. *	380,599
62,943	Sun Microsystems Inc. *	478,367
14,375	Teradata Corp. *	280,313

	Total Computers & Peripherals	37,857,604

Electronic Equipment, Instruments & Components — 0.4%
30,342	Agilent Technologies Inc. *	899,944
14,707	Amphenol Corp., Class A Shares	590,339
17,131	Jabil Circuit Inc.	163,430
12,140	Molex Inc.	272,543
40,029	Tyco Electronics Ltd.	1,107,202

	Total Electronic Equipment, Instruments & Components	3,033,458

Internet Software & Services — 1.5%
13,603	Akamai Technologies Inc. *	237,236
92,257	eBay Inc. *	2,064,712
20,077	Google Inc., Class A Shares *	8,041,240
16,598	VeriSign Inc. *	432,876
116,422	Yahoo! Inc. *	2,014,100

	Total Internet Software & Services	12,790,164

IT Services — 0.9%
8,126	Affiliated Computer Services Inc., Class A Shares *	411,419
42,066	Automatic Data Processing Inc.	1,798,322
23,135	Cognizant Technology Solutions Corp., Class A Shares *	528,172
12,613	Computer Sciences Corp. *	506,916
9,975	Convergys Corp. *	147,431
15,609	Fidelity National Information Services Inc.	288,142
13,176	Fiserv Inc. *	623,488
6,194	MasterCard Inc., Class A Shares	1,098,382
26,132	Paychex Inc.	863,140
16,263	Total System Services Inc.	266,713
30,848	Unisys Corp. *	84,832
60,043	Western Union Co.	1,481,261

	Total IT Services	8,098,218

Office Electronics — 0.1%
72,328	Xerox Corp.	833,942

Semiconductors & Semiconductor Equipment — 2.2%
52,857	Advanced Micro Devices Inc. *	277,499
25,781	Altera Corp.	533,151
25,688	Analog Devices Inc.	676,879
112,716	Applied Materials Inc.	1,705,393
38,092	Broadcom Corp., Class A Shares *	709,654
469,790	Intel Corp.	8,799,167
14,676	KLA-Tencor Corp.	464,495
18,828	Linear Technology Corp.	577,266
56,605	LSI Corp. *	303,403
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.2% (continued)
18,514	MEMC Electronic Materials Inc. *	$523,206
15,833	Microchip Technology Inc.	465,965
66,904	Micron Technology Inc. *	270,961
16,171	National Semiconductor Corp.	278,303
8,277	Novellus Systems Inc. *	162,560
48,782	NVIDIA Corp. *	522,455
14,084	Teradyne Inc. *	109,996
108,655	Texas Instruments Inc.	2,336,083
23,599	Xilinx Inc.	553,397

	Total Semiconductors & Semiconductor Equipment	19,269,833

Software — 3.7%
44,566	Adobe Systems Inc. *	1,759,020
18,843	Autodesk Inc. *	632,183
15,332	BMC Software Inc. *	438,955
33,048	CA Inc.	659,638
15,228	Citrix Systems Inc. *	384,659
19,950	Compuware Corp. *	193,316
27,379	Electronic Arts Inc. *	1,012,749
27,014	Intuit Inc. *	853,913
659,665	Microsoft Corp.	17,606,459
28,936	Novell Inc. *	148,731
329,196	Oracle Corp. *	6,685,971
8,688	Salesforce.com Inc. *	420,499
69,706	Symantec Corp. *	1,364,843

	Total Software	32,160,936

	TOTAL INFORMATION TECHNOLOGY	136,450,515

MATERIALS — 3.3%
Chemicals — 2.0%
17,797	Air Products & Chemicals Inc.	1,218,917
4,370	Ashland Inc.	127,779
4,573	CF Industries Holdings Inc.	418,247
77,404	Dow Chemical Co.	2,459,899
75,791	E.I. du Pont de Nemours & Co.	3,054,377
6,484	Eastman Chemical Co.	357,009
15,046	Ecolab Inc.	730,032
9,612	Hercules Inc.	190,221
6,665	International Flavors & Fragrances Inc.	263,001
46,321	Monsanto Co.	4,584,853
13,370	PPG Industries Inc.	779,738
26,462	Praxair Inc.	1,898,384
10,361	Rohm & Haas Co.	725,270
10,550	Sigma-Aldrich Corp.	553,031

	Total Chemicals	17,360,758

Construction Materials — 0.1%
9,629	Vulcan Materials Co.	717,361

Containers & Packaging — 0.1%
7,875	Ball Corp.	310,984
8,346	Bemis Co. Inc.	218,749
11,215	Pactiv Corp. *	278,468
13,454	Sealed Air Corp.	295,853

	Total Containers & Packaging	1,104,054

Metals & Mining — 0.8%
9,641	AK Steel Holding Corp.	249,895
67,284	Alcoa Inc.	1,519,273
8,538	Allegheny Technologies Inc.	252,298
31,644	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,798,961
38,366	Newmont Mining Corp.	1,487,066
26,313	Nucor Corp.	1,039,364
7,595	Titanium Metals Corp.	86,127
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Metals & Mining — 0.8% (continued)
9,704	United States Steel Corp.	$753,127

	Total Metals & Mining	7,186,111

Paper & Forest Products — 0.3%
36,184	International Paper Co.	947,297
13,859	MeadWestvaco Corp.	323,053
17,726	Weyerhaeuser Co.	1,073,841

	Total Paper & Forest Products	2,344,191

	TOTAL MATERIALS	28,712,475

TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
495,080	AT&T Inc.	13,822,634
8,510	CenturyTel Inc.	311,891
12,258	Embarq Corp.	497,062
25,969	Frontier Communications Corp.	298,643
127,306	Qwest Communications International Inc.	411,198
239,241	Verizon Communications Inc.	7,677,244
36,620	Windstream Corp.	400,623

	Total Diversified Telecommunication Services	23,419,295

Wireless Telecommunication Services — 0.3%
33,097	American Tower Corp., Class A Shares *	1,190,499
239,787	Sprint Nextel Corp.	1,462,701

	Total Wireless Telecommunication Services	2,653,200

	TOTAL TELECOMMUNICATION SERVICES	26,072,495

UTILITIES — 3.5%
Electric Utilities — 2.2%
13,983	Allegheny Energy Inc.	514,155
33,031	American Electric Power Co. Inc.	1,223,138
106,264	Duke Energy Corp.	1,852,181
27,572	Edison International	1,100,123
16,094	Entergy Corp.	1,432,527
54,541	Exelon Corp.	3,415,357
25,895	FirstEnergy Corp.	1,734,706
34,599	FPL Group Inc.	1,740,330
6,537	Integrys Energy Group Inc.	326,458
16,630	Pepco Holdings Inc.	380,993
8,288	Pinnacle West Capital Corp.	285,190
30,958	PPL Corp.	1,146,065
21,636	Progress Energy Inc.	933,161
64,230	Southern Co.	2,420,829

	Total Electric Utilities	18,505,213

Gas Utilities — 0.1%
3,883	Nicor Inc.	172,211
14,380	Questar Corp.	588,430

	Total Gas Utilities	760,641

Independent Power Producers & Energy Traders — 0.1%
57,953	AES Corp. *	677,470
14,939	Constellation Energy Group Inc.	363,018
45,646	Dynegy Inc., Class A Shares *	163,413

	Total Independent Power Producers & Energy Traders	1,203,901

Multi-Utilities — 1.1%
17,806	Ameren Corp.	694,968
27,219	CenterPoint Energy Inc.	396,581
18,626	CMS Energy Corp.	232,266
22,979	Consolidated Edison Inc.	987,178
48,721	Dominion Resources Inc.	2,084,284
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Multi-Utilities — 1.1% (continued)
13,429	DTE Energy Co.	$538,772
22,245	NiSource Inc.	328,336
29,881	PG&E Corp.	1,119,044
42,718	Public Service Enterprise Group Inc.	1,400,723
20,288	Sempra Energy	1,023,935
17,970	TECO Energy Inc.	282,668
37,661	Xcel Energy Inc.	752,843

	Total Multi-Utilities	9,841,598

	TOTAL UTILITIES	30,311,353

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $819,139,957)	853,592,861

Face
Amount

SHORT-TERM INVESTMENTS — 1.4%
U.S. Treasury Bills — 0.2%
$1,250,000	U.S. Treasury Bills, 0.010% due 12/18/08 (a)(b) (Cost — $1,249,973)	1,249,269

Repurchase Agreement — 1.2%
10,441,000	Interest in $482,010,000 joint tri-party repurchase agreement dated 9/30/08 with Greenwich Capital Markets Inc., 1.500% due 10/1/08; Proceeds at maturity - $10,441,435; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 10/2/08 to 7/6/28; Market value — $10,649,846) (Cost — $10,441,000)	10,441,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $11,690,973)	11,690,269

	TOTAL INVESTMENTS — 100.1% (Cost — $830,830,930#)	865,283,130
	Liabilities in Excess of Other Assets — (0.1)%	(628,265)

	TOTAL NET ASSETS — 100.0%	$864,654,865

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
	September 30, 2008	Quoted Prices	Observable Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$865,283,130	$853,592,861	$11,690,269	—
Other Financial Instruments*	(175,906)	(175,906)	—	—

Total	$865,107,224	$853,416,955	$11,690,269	—

*	Other financial instruments include futures contracts.
3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$167,954,022
Gross unrealized depreciation	(133,501,822)

Net unrealized appreciation	$34,452,200

At September 30, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

Contracts to Buy:
S&P 500 Index	32	12/08	$9,527,906	$9,352,000	$(175,906)

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 25, 2008